Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 595,142	$ 341,950
Restricted cash (Note 2)	94,170	223,133
Trade accounts receivable, net of allowance for doubtful receivables of $14,685 and $2,948 at December 31, 2012 and 2013, respectively	321,989	174,985
Due from related parties (Note 4)	39,023	40,686
Other current assets (Note 5)	133,875	122,775
Total current assets	1,184,199	903,529
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and related costs (Note 6)	679,008	1,201,807
Vessels, net (Note 7)	2,249,087	2,059,570
Drilling rigs, drillships, machinery and equipment, net (Note 7)	5,828,231	4,446,730
Total fixed assets, net	8,756,326	7,708,107
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 12)	14,741	996
Restricted cash (Note 2)	50,000	155,375
Intangible assets, net (Note 9)	6,175	7,619
Above-market acquired time charter and drilling contracts (Note 9)	8,816	19,575
Other non-current assets (Note 10)	103,435	83,290
Total other non-current assets	183,167	266,855
Total assets	10,123,692	8,878,491
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	1,660,168	1,102,085
Accounts payable and other current liabilities	102,528	130,728
Accrued liabilities	232,623	177,114
Due to related parties (Note 4)	611	4,750
Deferred revenue	128,044	73,008
Financial instruments (Note 12)	47,740	85,844
Total current liabilities	2,171,714	1,573,529
NON-CURRENT LIABILITIES
Long-term debt, net of current portion net of deferred financing costs (Note 11)	3,907,835	3,284,630
Financial instruments (Note 12)	26,086	63,096
Deferred revenue	152,226	71,815
Other non-current liabilities	34,133	17,402
Total non-current liabilities	4,120,280	3,436,943
COMMITMENTS AND CONTINGENCIES (Note 15)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2012 and 2013, respectively (Note 13)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and 2013; 424,762,244 and 432,654,477 shares issued and outstanding at December 31, 2012 and 2013, respectively (Note 13)	4,326	4,247
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and 2013, respectively (Note 11)	(210)	(110)
Additional paid-in capital (Note 13)	2,824,702	2,837,525
Accumulated other comprehensive loss (Note 16)	(6,062)	(9,175)
Retained earnings/ (Accumulated deficit)	(209,120)	13,973
Total DryShips Inc. stockholders' equity	2,613,636	2,846,460
Non-controlling interests	1,218,062	1,021,559
Total equity	3,831,698	3,868,019
Total liabilities and stockholders' equity	$ 10,123,692	$ 8,878,491